Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Long-term investments
Carrying amount of equity investments	¥ 112,609	¥ 113,506		$ 16,103
Equity ownership			2.5698%
Proceeds from disposal of long-term investments			¥ 10,279
Disposal loss of long-term investment			10,754
Impairment charges recognized on equity investments without readily determinable fair value	0	0	8,505
Share of loss from equity method investment			¥ (450)
Non listed company
Long-term investments
Equity ownership percentage			15.00%
Representation of the board seats			0.20%
Carrying amount of equity method investments	¥ 0	¥ 0
Share of loss from equity method investment			¥ 450